Other Operating Expenses - Tax Disputes in Russia - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit From Operations [Line Items]
Interest related to adjusting tax payables	£ 31	£ 11	£ 80
Excise dispute in Russia
Profit From Operations [Line Items]
Other adjusting items which have been adjusted within other operating expenses			202
Interest related to adjusting tax payables			£ 50
Amount recognised in relation to prior year		40
Amount used to offset adjusting items included in taxation		£ 14